NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.3%
	ASSET MANAGEMENT - 9.6%
31,000	GCM Grosvenor, Inc., Class A	$427,490
24,000	Newtek Business Services Corporation	282,960
8,200	Sprott, Inc.	1,081,170
61,600	WisdomTree, Inc.	1,482,096
		3,273,716
	BANKING - 8.2%
15,500	Bar Harbor Bankshares	608,065
3,710	City Holding Company	530,345
12,000	NBT Bancorp, Inc.	617,040
10,700	QCR Holdings, Inc.	1,064,329
		2,819,779
	BIOTECH & PHARMA - 2.1%
87,000	Certara, Inc.(a)	721,230

	COMMERCIAL SUPPORT SERVICES - 1.9%
26,447	Hackett Group, Inc. (The)	296,471
55,000	Legalzoom.com, Inc.(a)	342,650
		639,121
	CONSUMER SERVICES - 1.4%
19,000	Lincoln Educational Services Corporation(a)	478,040

	E-COMMERCE DISCRETIONARY - 4.5%
29,000	Liquidity Services, Inc.(a)	1,208,720
37,000	RealReal, Inc. (The)(a)	378,880
		1,587,600
	ELECTRICAL EQUIPMENT - 7.4%
11,300	Allient, Inc.	1,062,312
44,000	LSI Industries, Inc.	861,960
3,100	OSI Systems, Inc.(a)	644,521
		2,568,793
	ENGINEERING & CONSTRUCTION - 3.0%
675	Comfort Systems USA, Inc.	1,043,294

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.3% (Continued)
	ENTERTAINMENT CONTENT - 5.2%
64,000	Reservoir Media, Inc.(a)	$618,240
8,500	Sphere Entertainment Company(a)	1,158,550
		1,776,790
	FOOD - 1.1%
24,000	Mama’s Creations Inc.(a)	389,520

	GAS & WATER UTILITIES - 1.1%
5,800	H2O America	367,546

	HOME CONSTRUCTION - 4.1%
9,500	Champion Homes, Inc.(a)	848,065
15,000	Interface, Inc.	568,800
		1,416,865
	HOUSEHOLD PRODUCTS - 2.7%
11,000	Central Garden & Pet Company(a)	472,780
20,000	Energizer Holdings, Inc.	435,600
		908,380
	INDUSTRIAL INTERMEDIATE PROD - 3.6%
9,000	AZZ, Inc.	1,234,440

	INDUSTRIAL SUPPORT SERVICES - 3.4%
16,000	EVI Industries, Inc.	224,160
23,000	NPK International, Inc.(a)	305,440
3,000	VSE Corporation	626,040
		1,155,640
	INTERNET MEDIA & SERVICES - 0.8%
11,500	Yelp, Inc.(a)	257,025

	LEISURE FACILITIES & SERVICES - 1.2%
17,000	OneSpaWorld Holdings Ltd.	422,110

	OIL & GAS PRODUCERS - 2.3%
4,400	Gulfport Energy Corporation(a)	789,580

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.3% (Continued)
	RESIDENTIAL REIT - 1.9%
40,000	UMH Properties, Inc.	$658,000

	RETAIL - DISCRETIONARY - 2.5%
3,800	Boot Barn Holdings, Inc.(a)	572,394
20,000	Shoe Station Group, Inc.	274,000
		846,394
	SEMICONDUCTORS - 3.1%
4,100	Axcelis Technologies, Inc.(a)	472,853
2,300	Silicon Motion Technology Corporation - ADR	567,732
		1,040,585
	SOFTWARE - 5.1%
20,000	Mitek Systems, Inc.(a)	369,200
50,000	Simulations Plus, Inc.(a)	920,000
44,625	Ticketplus Ltd.(a)	457,406
		1,746,606
	SPECIALTY REIT - 3.8%
55,500	Postal Realty Trust, Inc., Class A	1,301,475

	STEEL - 1.5%
7,800	Commercial Metals Company	526,266

	TECHNOLOGY HARDWARE - 3.7%
16,000	Daktronics, Inc.(a)	312,480
11,000	IMAX Corporation(a)	563,200
30,000	Turtle Beach Corporation(a)	384,300
		1,259,980
	TECHNOLOGY SERVICES - 2.9%
13,000	V2X, Inc.(a)	1,003,080

	TOBACCO & CANNABIS - 0.9%
42,000	Green Thumb Industries, Inc.(a)	324,660

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3%
12,500	Covenant Logistics Group, Inc., Class A	$441,875

	TRANSPORTATION EQUIPMENT - 3.1%
18,000	Blue Bird Corporation(a)	1,046,700

	WHOLESALE - DISCRETIONARY - 0.9%
60,000	Alliance Entertainment Holding Corporation(a)	294,000

	TOTAL COMMON STOCKS (Cost $17,361,507)	32,339,090

	SHORT-TERM INVESTMENT — 5.7%
	MONEY MARKET FUND - 5.7%
1,938,744	First American Treasury Obligations Fund, Class X, 3.59%(b) (Cost $1,938,744)	1,938,744

	TOTAL INVESTMENTS - 100.0% (Cost $19,300,251)	$34,277,834
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(15,547)
	NET ASSETS - 100.0%	$34,262,287

ADR	- American Depositary Receipt

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

(c)	Percentage rounds to less than 0.1%.